Receivables and Related Allowances (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Accounts Receivable
The table below contains information about Southwest’s gas utility customer accounts receivable balance (net of allowance) at December 31, 2021 and 2020, and the percentage of customers in each of the three states, which was consistent with the prior year.

	December 31,
(Thousands of dollars)	2021	2020
Gas utility customer accounts receivable balance	$169,114	$145,108

Schedule of Percent of Customers by State	The following table represents Southwest customers by state at December 31, 2021:

Percent of customers by state:
Arizona	53%
Nevada	37%
California	10%

Schedule of Allowance for Uncollectibles
Southwest activity in the allowance account for uncollectibles is summarized as follows:

(Thousands of dollars)	Allowance for Uncollectibles
Balance, December 31, 2018	$2,168
Additions charged to expense	3,507
Accounts written off, less recoveries	(3,580)
Balance, December 31, 2019	2,095
Additions charged to expense	4,693
Accounts written off, less recoveries	(2,454)
Balance, December 31, 2020	4,334
Additions charged to expense	5,415
Accounts written off, less recoveries	(6,490)
Balance, December 31, 2021	$3,259